THE PARNASSUS EQUITY INCOME FUND
       ONE MARKET-STEUART TOWER #1600 SAN FRANCISCO CA 94105 800-999-3505


--------------------------------------------------------------------------------
                                     PROFILE
--------------------------------------------------------------------------------
                                  January 1, 2000
--------------------------------------------------------------------------------


This Profile summarizes key information about the Fund that is included in the prospectus. The prospectus contains additional information including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-999-3505.


Fund Objectives/ Goals
The Parnassus Equity Income Fund invests primarily in stocks that pay a dividend and its investment objective is both current income and growth of capital.


Principal Investment Strategies of the Fund
The Fund invests primarily in a diversified portfolio of equity securities. Equity securities may include common and preferred stock as well as convertible bonds. At least 75% of the Fund's total assets will normally be invested in equity securities that pay interest or dividends. The remaining 25% may be invested in non-dividend paying equity securities, in investment grade debt securities or in money market instruments. The Fund seeks to invest in equity securities that pay above-average dividends and which the Adviser believes have the capacity to raise dividends in the future and also have the potential for capital appreciation. To determine a company's prospects, the Adviser reviews the company's profit and loss statement, sales, earnings and dividend histories, net cash flow and outlook for future earnings.

The Fund takes social as well as financial factors into account in making investment decisions. In general, The Parnassus Equity Income Fund looks for companies that respect the environment, treat their employees well, have effective equal employment opportunity policies and good community relations as well as ethical business dealings. The Fund will not invest in companies that are involved with gambling or manufacture alcohol or tobacco products. The Fund also screens out weapons contractors and those that generate electricity from nuclear power.

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategy that significantly affected the Fund's performance during the last fiscal year.


Principal Risks of Investing in the Fund
Investing in the Fund may result in a loss of money when you sell your shares. The Fund's share price changes daily based on the value of its holdings. Stock values fluctuate in response to activities of individual companies and general market and economic conditions both here and abroad. When you sell your shares of the Fund, they may be worth more or less than what you paid for them.

The bar chart below gives some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                              (Bar Chart Here)




During the seven-year period shown in the bar chart, the highest return for a quarter was 23.4% (last quarter of 1998) and the lowest return for a quarter was a loss of 11.6% (third quarter of 1998). Below is a table comparing the performance of The Parnassus Equity Income Fund with the S&P 500 index (a broad unmanaged measure of market performance) and the average equity income fund followed by Lipper, Inc. Figures are average annual returns for the one and five-year periods and for the life of the Fund (since inception on August 31, 1992).



Average Annual Total Returns
Periods ended December 31, 1999  Past 1 Year       Past 5 Years     Life of Fund
--------------------------------------------------------------------------------
Parnassus Equity Income Fund       22.78%            18.13%            14.73%
Lipper Equity Income Average        3.34%            17.36%            14.24%
Standard & Poor's 500 Index        21.04%            28.46%            21.43%



Investment Adviser and Portfolio Manager
The Fund's investment adviser is Parnassus Investments. Jerome L. Dodson, the adviser's president, is the person primarily responsible for the day-to-day management of the Fund's portfolio. He has served in that capacity since the Fund's inception in 1992.



Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid by the investor directly):
Maximum Sales Charge (Load) Imposed on Purchases ...........................None
Redemption Fee..............................................................None

Annual Fund Operating Expenses (paid from Fund assets):
Management Fees (before fee waiver)  ......................................0.74%
Distribution & Service (12b-1) Fees ........................................None
Other Expenses ............................................................0.53%
Total Annual Fund Operating Expenses ......................................1.27%
Fee Waiver/Expense Reimbursement ..........................................0.19%
Net Expenses ..............................................................1.08%



The example in the following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%* return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      1 Year              3 Years              5 Years             10 Years
      ------              -------              -------             --------
       $129                $403                 $697                $1,534


The expenses shown above are the total fees you would pay throughout the time period indicated -- not ones you would pay every year. For example, the figure for ten years is not the annual expense figure, but the total cumulative expenses a shareholder would have paid for the entire ten-year period.

The figures in the table above overstate the expenses you would actually pay since they are based on the Total Annual Fund Operating Expenses before fee waivers/reimbursements and not on the Net Expenses. The Adviser is contractually obligated to provide the fee waivers indicated during the effective period of this Profile. The SEC, however, requires that the calculations be made on the basis of pre-waiver expenses to show what expenses might potentially be in the future.

* The 5% return figure is an example that regulations require all mutual funds to use as an illustration. It should not be considered a representation of past or future performance. Actual performance and expenses may be more or less than those shown.


Purchase of Fund Shares
The Fund has a minimum initial investment of $2,000 and a minimum subsequent investment of $50. Retirement and Uniform Gift to Minor accounts and participants in the automatic investment plan have an initial minimum investment of $500. There is no sales charge assessed on fund purchases.


Sale of Fund Shares
Your shares may be redeemed in total or in part on any business day by written request. There is no redemption charge.


Fund Distributions and Tax Information
The Fund intends to make income distributions once a quarter in March, June, September and December and a capital gain distribution once a year in December. You may choose to receive distributions in cash or reinvest them in additional shares of the Fund without a sales charge. The Fund intends to make distributions that may be taxed as ordinary income or capital gains (which may be taxable at different rates) depending on the length of time that the Fund holds its assets.


Other Available Services
The Fund maintains a toll-free 24-hour telephone system (800-999-3505) to provide shareholders with the current share price and other information. Between 8:30 a.m. and 5:00 p.m. San Francisco time, you may obtain your account balance. Automated purchase and distribution plans are available. Shareholders receive annual, semiannual and quarterly account statements and a confirmation each time shares are purchased or redeemed.

                          THE PARNASSUS FIXED-INCOME FUND
       ONE MARKET-STEUART TOWER #1600 SAN FRANCISCO CA 94105 800-999-3505

--------------------------------------------------------------------------------
                                     PROFILE
--------------------------------------------------------------------------------
                                  January 1, 2000
--------------------------------------------------------------------------------


This Profile summarizes key information about the Fund that is included in the prospectus. The prospectus contains additional information including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-999-3505.


Fund Objectives/ Goals
The Parnassus Fixed-Income Fund invests in a diversified portfolio of bonds and other fixed-income instruments and its investment objective is a high level of current income consistent with safety and capital preservation.


Principal Investment Strategies of the Fund
The Fund invests in investment grade bonds which means they are rated within the four highest categories as determined by a nationally-recognized rating service. Ordinarily, at least 65% of the Fund's total net assets will be invested in bonds rated "A" or better. The Fund may invest in a combination of long-term, intermediate-term or short-term fixed-income securities depending on market conditions, and these securities may also have floating or variable interest rates. The portfolio may be comprised of U.S. Government obligations, corporate bonds, preferred stock, convertible preferred stock and convertible bonds. The Fund will not invest in "high-yield" or "junk" bonds.

The Fund takes social as well as financial factors into account in making investment decisions. In general, The Parnassus Fixed-Income Fund looks for companies that respect the environment, treat their employees well, have effective equal employment opportunity policies and good community relations as well as ethical business dealings. The Fund will not invest in companies that are involved with gambling or manufacture alcohol or tobacco products. The Fund also screens out weapons contractors and those that generate electricity from nuclear power.

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategy that significantly affected the Fund's performance during the last fiscal year.


Principal Risks of Investing in the Fund
Investing in the Fund may result in a loss of money when you sell your shares. The Fund's share price changes daily based on the value of its holdings. The Fund's average weighted maturity will be between 5 and 20 years. The value of the Fund will vary inversely with changes in interest rates. As interest rates go up, the net asset value (NAV) will likely go down and as interest rates drop, the NAV of the Fund will likely go up. This Fund is intended for investors who can accept the fact that there will be principal fluctuations. The NAV of the Fund will also be affected by other factors such as credit risk and general market conditions. When you sell your shares of the Fund, they may be worth more or less than what you paid for them.

The bar chart below gives some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                (Bar Chart Here)



During the seven-year period shown in the bar chart, the highest return for a quarter was 7.5% (second quarter of 1995) and the lowest return for a quarter was a loss of 4.4% (second quarter of 1994).


Below is a table comparing the performance of The Parnassus Fixed-Income Fund with the Lehman Government/Corporate Bond Index (a broad unmanaged measure of market performance) and the average A-rated bond fund followed by Lipper, Inc. Figures are average annual returns for the one and five-year periods and for the life of the Fund (since inception on August 31, 1992).


Average Annual Total Returns
Periods ended December 31, 1999        Past 1 Year   Past 5 Years  Life of Fund
--------------------------------------------------------------------------------
Parnassus Fixed-Income Fund              (4.32%)         7.45%         5.87%
Lipper A-Rated Bond Fund Average         (2.58%)         6.91%         5.79%
Lehman Government/Corporate Bond Index   (2.15%)         7.61%         6.13%



Investment Adviser and Portfolio Manager
The Fund's investment adviser is Parnassus Investments. Jerome L. Dodson, the adviser's president, is the person primarily responsible for the day-to-day management of the Fund's portfolio. He has served in that capacity since the Fund's inception in 1992.



Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid by the investor directly):
Maximum Sales Charge (Load) Imposed on Purchases ...........................None
Redemption Fee..............................................................None

Annual Fund Operating Expenses (paid from Fund assets):
Management Fees (before fee waiver)  ......................................0.50%
Distribution & Service (12b-1) Fees ........................................None
Other Expenses ............................................................0.73%
Total Annual Fund Operating Expenses ......................................1.23%
Fee Waiver/Expense Reimbursement ..........................................0.36%
Net Expenses ..............................................................0.87%



The example in the following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%* return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


       1 Year            3 Years              5 Years             10 Years
       ------            -------              -------             --------
        $125              $390                 $676                $1,489



The expenses shown above are the total fees you would pay throughout the time period indicated -- not ones you would pay every year. For example, the figure for ten years is not the annual expense figure, but the total cumulative expenses a shareholder would have paid for the entire ten-year period.

The figures in the table above overstate the expenses you would actually pay since they are based on the Total Annual Fund Operating Expenses before fee waivers/reimbursements and not on the Net Expenses. The Adviser is contractually obligated to provide the fee waivers indicated during the effective period of this Profile. The SEC, however, requires that the calculations be made on the basis of pre-waiver expenses to show what expenses might potentially be in the future.

* The 5% return figure is an example that regulations require all mutual funds to use as an illustration. It should not be considered a representation of past or future performance. Actual performance and expenses may be more or less than those shown.



Purchase of Fund Shares
The Fund has a minimum initial investment of $2,000 and a minimum subsequent investment of $50. Retirement and Uniform Gift to Minor accounts and participants in the automatic investment plan have an initial minimum investment of $500. There is no sales charge assessed on fund purchases.


Sale of Fund Shares
Your shares may be redeemed in total or in part on any business day by written request. There is no redemption charge.


Fund Distributions and Tax Information
The Fund intends to make income distributions once a month and a capital gain distribution once a year in December. You may choose to receive distributions in cash or reinvest them in additional shares of the Fund without a sales charge. The Fund intends to make distributions that may be taxed as ordinary income or capital gains (which may be taxable at different rates) depending on the length of time that the Fund holds its assets.


Other Available Services
The Fund maintains a toll-free 24-hour telephone system (800-999-3505) to provide shareholders with the current share price and other information. Between 8:30 a.m. and 5:00 p.m. San Francisco time, you may obtain your account balance. Automated purchase and distribution plans are available. Shareholders receive annual, semiannual and quarterly account statements and a confirmation each time shares are purchased or redeemed.

                      THE PARNASSUS CALIFORNIA TAX-EXEMPT FUND
       ONE MARKET-STEUART TOWER #1600 SAN FRANCISCO CA 94105 800-999-3505


--------------------------------------------------------------------------------
                                     PROFILE
--------------------------------------------------------------------------------
                                  January 1, 2000
--------------------------------------------------------------------------------


This Profile summarizes key information about the Fund that is included in the prospectus. The prospectus contains additional information including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-999-3505.


Fund Objectives/ Goals
The Parnassus California Tax-Exempt Fund is available to California residents only. It invests in a diversified portfolio of tax-exempt, investment grade securities issued by California state and local governments and by other public authorities. Its investment objective is to provide high current income exempt from both federal and California personal income tax.


Principal Investment Strategies of the Fund
The Fund invests in investment grade bonds which means they are rated within the four highest categories as determined by a nationally-recognized rating service. No more than 20% of the Fund's portfolio will be invested in the 4th highest category. Under normal circumstances, the Fund will invest 100% of its assets in California municipal obligations.

The Fund takes social as well as financial factors into account in making investment decisions. The Parnassus California Tax-Exempt Fund seeks a portfolio that will have a positive social and environmental impact. Examples would be bonds that support schools, libraries, hospitals, mass transit, low and moderate income housing and pollution control facilities.

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategy that significantly affected the Fund's performance during the last fiscal year.


Principal Risks of Investing in the Fund
Investing in the Fund may result in a loss of money when you sell your shares. The Fund's share price changes daily based on the value of its holdings. The Fund's average weighted maturity will be between 5 and 20 years or more. The value of the Fund will vary inversely with changes in interest rates. As interest rates go up, the net asset value (NAV) will likely go down and as interest rates drop, the NAV of the Fund will likely go up. This Fund is intended for investors who can accept the fact that there will be principal fluctuations. As the Fund invests primarily in California municipal securities, there are special risks involved. The NAV of the Fund will be affected by factors such as changes to the state constitution regarding taxes, changes in the federal tax status of municipal securities and changes in bond ratings based on the California economy. When you sell your shares of the Fund, they may be worth more or less than what you paid for them.

The bar chart below gives some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                (Bar Chart Here)



During the seven-year period shown in the bar chart, the highest return for a quarter was 8.0% (first quarter of 1995) and the lowest return for a quarter was a loss of 5.7% (first quarter of 1994).


Below is a table comparing the performance of The Parnassus California Tax-Exempt Fund with the Lehman Municipal Bond Index (a broad unmanaged measure of market performance) and the average California Municipal Bond fund followed by Lipper, Inc. Figures are average annual returns for the one and five-year periods and for the life the Fund (since inception on August 31, 1992).


Average Annual Total Returns
Periods ended December 31, 1999       Past 1 Year   Past 5 Years    Life of Fund
--------------------------------------------------------------------------------
Parnassus California Tax-Exempt Fund    (2.01%)        7.16%            5.88%
Lipper CA Municipal Bond Fund Average   (5.16%)        6.10%            5.13%
Lehman Municipal Bond Index             (2.06%)        6.92%            5.91%



Investment Adviser and Portfolio Manager
The Fund's investment adviser is Parnassus Investments. Jerome L. Dodson, the adviser's president, is the person primarily responsible for the day-to-day management of the Fund's portfolio. He has served in that capacity since June of 1998.



Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid by the investor directly):
Maximum Sales Charge (Load) Imposed on Purchases ...........................None
Redemption Fee..............................................................None

Annual Fund Operating Expenses (paid from Fund assets):
Management Fees (before fee waiver)  ......................................0.50%
Distribution & Service (12b-1) Fees ........................................None
Other Expenses ............................................................0.45%
Total Annual Fund Operating Expenses ......................................0.95%
Fee Waiver/Expense Reimbursement ..........................................0.25%
Net Expenses ..............................................................0.70%



The example in the following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%* return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      1 Year            3 Years               5 Years             10 Years
      ------            -------               -------             --------
       $97               $303                  $526                $1,166



The expenses shown above are the total fees you would pay throughout the time period indicated -- not ones you would pay every year. For example, the figure for ten years is not the annual expense figure, but the total cumulative expenses a shareholder would have paid for the entire ten-year period.

The figures in the table above overstate the expenses you would actually pay since they are based on the Total Annual Fund Operating Expenses before fee waivers/reimbursements and not on the Net Expenses. The Adviser is contractually obligated to provide the fee waivers indicated during the effective period of this Profile. The SEC, however, requires that the calculations be made on the basis of pre-waiver expenses to show what expenses might potentially be in the future.

* The 5% return figure is an example that regulations require all mutual funds to use as an illustration. It should not be considered a representation of past or future performance. Actual performance and expenses may be more or less than those shown.



Purchase of Fund Shares The Fund has a minimum initial investment of $2,000 and a minimum subsequent investment of $50. Uniform Gift to Minor accounts and participants in the automatic investment plan have an initial minimum investment of $500. There is no sales charge assessed on fund purchases.



Sale of Fund Shares
Your shares may be redeemed in total or in part on any business day by written request. There is no redemption charge.


Fund Distributions and Tax Information
The Fund intends to make income distributions once a month and capital gain distributions once a year in December. You may choose to receive distributions in cash or reinvest them in additional shares of the Fund without a sales charge. The Fund intends to make dividend distributions that are exempt from federal and California personal income taxes. Such income may be subject to such taxes if received by a corporation. Certain dividends may be subject to the federal alternative minimum tax for individuals and corporations. Distributions of capital gains are taxable to shareholders as ordinary income or long-term capital gains (which may be taxable at different rates) depending on the length of time that the Fund holds its assets.


Other Available Services
The Fund maintains a toll-free 24-hour telephone system (800-999-3505) to provide shareholders with the current share price and other information. Between 8:30 a.m. and 5:00 p.m. San Francisco time, you may obtain your account balance. Automated purchase and distribution plans are available. Shareholders receive annual, semiannual and quarterly account statements and a confirmation each time shares are purchased or redeemed.